Impairment testing (Details 2) - Midatech Pharma (Wales) Limited (formerly Q Chip Limited) [Member] - Cash-generating units [Member]	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of information for cash-generating units [line items]
Pre-tax discount rate	17.70%	17.90%	18.10%
Cumulative probability of success of projects	81.00%	81.00%
Bottom of range [Member]
Disclosure of information for cash-generating units [line items]
Cumulative probability of success of projects			46.00%
Top of range [Member]
Disclosure of information for cash-generating units [line items]
Cumulative probability of success of projects			81.00%